FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF CASH FLOWS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (278,422)	$ (39,215)	¥ (653,290)	¥ (219,830)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	8,530	1,201	32,384	(46,226)
Amortization of issuance cost of convertible senior notes	0	0	7,861	23,673
Income tax payables	(27,375)	(3,856)	(81,162)	(26,693)
Unrealized loss related to investments in equity investee	68,031	9,582	97,827	209,956
Gain from repurchase CB	0	0	(7,907)	0
Changes in other current liabilities	13,967	1,967	89,566	(254,576)
Fair value loss/(gain) on derivative liabilities	(24,515)	(3,453)	364,758	0
Fair value change on contingent consideration payable	0	0	9,495	0
Net cash used in operating activities	448,255	63,135	382,605	(96,107)
Cash flows from investing activities:
Investment in equity investees	(172,313)	(24,270)	(63,225)	(163,166)
Net cash (used in) provided by investing activities	(340,372)	(47,939)	(1,306,661)	375,820
Cash flows from financing activities:
Payments for public offering cost	0	0	0	(11,075)
Repurchase of ordinary shares	0	0	(446,636)	(1,060,353)
Proceeds from sale of a subsidiary's equity interest to Cainiao	0	0	101,189	1,290,847
Payment for short term loan	(1,721,039)	(242,403)	(1,375,847)	0
Purchase of subsidiaries, net of cash acquired	(32,491)	(4,576)	(7,224)	0
Net cash provided by (used in) financing activities	(8,033)	(1,132)	(1,650,402)	749,953
Net increase (decrease) in cash and cash equivalents	99,850	14,064	(2,574,458)	1,029,666
Cash, cash equivalents and restricted cash, beginning of year	2,245,724	316,304	4,699,764	3,731,019
Effect of exchange rate changes on cash and cash equivalents	6,721	946	120,418	(60,921)
Cash, cash equivalents and restricted cash, end of year	2,352,295	331,314	2,245,724	4,699,764
Supplemental disclosure of cash flow information:
Cash paid for interest	38,186	5,378	47,141	29,819
Cash paid for income tax	84,770	11,940	163,525	145,606
Parent Company
Cash flows from operating activities:
Net loss	(278,422)	(39,215)	(653,290)	(219,830)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	29,245	4,119	85,795	(20,442)
Amortization of issuance cost of convertible senior notes	0	0	7,861	23,673
Equity in income of subsidiaries and VIE	279,016	39,299	55,940	(51,513)
Income tax payables			(94,298)	12,204
Unrealized loss related to investments in equity investee	(65)	(9)	102,035	209,956
Gain from repurchase CB			(7,907)
Changes in other current liabilities	(3,412)	(481)	13,201	2,324
Fair value loss/(gain) on derivative liabilities	(24,515)	(3,453)	364,758
Fair value change on contingent consideration payable			9,495
Net cash used in operating activities	1,847	260	(116,410)	(43,628)
Cash flows from investing activities:
Loan to subsidiaries	(621,360)	(87,517)		(195,673)
Repayment from subsidiaries to Baozun Inc.	365,226	51,441	1,127,579	2,256,302
Short term investment	138,052	19,444	(138,052)
Investment in equity investees	0	0	0	(324,464)
Net cash (used in) provided by investing activities	(118,082)	(16,632)	989,527	1,736,165
Cash flows from financing activities:
Proceeds from exercises of share options	1		3	52
Proceeds from issuance of ordinary shares in Hong Kong public offering	0	0	0	0
Payments for public offering cost				(8,978)
Proceeds from issuance of convertible senior notes, net of issuance cost	0	0	0	0
Repurchase of ordinary shares	0	0	(446,636)	(1,060,353)
Proceeds from sale of a subsidiary's equity interest to Cainiao			101,189	994,766
Payment for short term loan			(1,759,973)
Purchase of subsidiaries, net of cash acquired	(13,213)	(1,861)	(7,224)
Settle derivative liabilities with Cainiao	(73,988)	(10,421)
Net cash provided by (used in) financing activities	(87,200)	(12,282)	(2,112,641)	(74,513)
Net increase (decrease) in cash and cash equivalents	(203,435)	(28,654)	(1,239,524)	1,618,024
Cash, cash equivalents and restricted cash, beginning of year	783,543	113,603	1,894,125	145,311
Effect of exchange rate changes on cash and cash equivalents	(13,196)	(5,101)	128,942	130,790
Cash, cash equivalents and restricted cash, end of year	566,912	79,848	783,543	1,894,125
Supplemental disclosure of cash flow information:
Cash paid for interest			12,406	28,617
Cash paid for income tax			¥ 94,298
Supplemental disclosures of non-cash investing and financing activities:
Subscription receivable				¥ 101,686